Cost of sales - Schedule of Cost on Sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue [Abstract]
Subcontracting charges	$ 395,096	$ 853,092
Depreciation and amortization	172,318	83,944
Salaries	77,581	197,890
Revenue	$ 644,995	$ 1,134,926	$ 1,269,776